Reclassifications Out of Accumulated Other Comprehensive Income (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014		Mar. 31, 2013	Mar. 31, 2012
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Financial services revenue	¥ 988,944		¥ 999,276	¥ 865,737
Interest	(23,460)		(26,657)	(22,769)
Gain on sale of securities investments, net	12,049		41,781	671
Foreign exchange loss, net	(9,224)		(10,360)	(5,089)
Loss on devaluation of securities investments	(1,648)		(7,724)	(3,604)
Other	(48,666)		235,219	59,594
Income (loss) before income taxes	25,741		242,084	(80,911)
Tax expense or (benefit)	(94,582)		(140,398)	(316,753)
Net income (loss) attributable to Sony Corporation's stockholders	(128,369)		41,540	(455,038)
Amount reclassified from accumulated other comprehensive income (loss)
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net income (loss) attributable to Sony Corporation's stockholders	548
Amount reclassified from accumulated other comprehensive income (loss) | Unrealized gains (losses) on securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Financial services revenue	(881)
Gain on sale of securities investments, net	(7,801)
Loss on devaluation of securities investments	447
Other	14
Income (loss) before income taxes	(8,221)
Tax expense or (benefit)	3,143
Net income (loss) attributable to Sony Corporation's stockholders	(5,078)
Amount reclassified from accumulated other comprehensive income (loss) | Unrealized gains (losses) on derivative instruments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest	471
Foreign exchange loss, net	348
Income (loss) before income taxes	819
Tax expense or (benefit)	(180)
Net income (loss) attributable to Sony Corporation's stockholders	639
Amount reclassified from accumulated other comprehensive income (loss) | Pension liability adjustment
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Pension liability adjustment	5,440	[1]
Tax expense or (benefit)	(453)
Net income (loss) attributable to Sony Corporation's stockholders	¥ 4,987

[1]	The amortization of pension and postretirement benefit components are included in the computation of net periodic pension cost. Refer to Note 15.